Expense Example (Invesco Van Kampen V.I. Equity and Income Fund, Series I shares, Invesco Van Kampen V I Equity and Income Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Van Kampen V.I. Equity and Income Fund | Series I shares, Invesco Van Kampen V I Equity and Income Fund
Example
Expense Example, By Year, Column [Text]	Series I shares
1 Year	$ 72
3 Years	226
5 Years	394
10 Years	$ 882